Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pre-tax amount
Actuarial gains and losses	$ (114)	$ 574	$ 1,035
Change in fair value of investments in equity instruments	(11)	112	66
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Sub-total items not potentially reclassifiable to profit & loss	2,448	(4,290)	(6,101)
Currency translation adjustment	(3,277)	1,734	4,216
Cash flow hedge	2,898	(5,452)	278
Variation of foreign currency basis spread	(11)	65	2
Share of other comprehensive income of equity affiliates, net amount	(208)	3,497	706
Other	(2)	(16)	(1)
Sub-total items potentially reclassifiable to profit & loss	(600)	(172)	5,201
Total other comprehensive income	1,848	(4,462)	(900)
Tax effect
Actuarial gains and losses	(10)	(106)	(372)
Change in fair value of investments in equity instruments	(1)	10	(39)
Sub-total items not potentially reclassifiable to profit and loss	(11)	(96)	(411)
Cash flow hedge	(733)	1,466	(130)
Variation of foreign currency basis spread	3	(17)	(5)
Sub-total items potential reclassifiable to profit and loss	(730)	1,449	(135)
Total other comprehensive income	(741)	1,353	(546)
Net amount
Actuarial gains and losses	(124)	468	663
Change in fair value of investments in equity instruments	(12)	122	27
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Items not potentially reclassifiable to profit and loss	2,437	(4,386)	(6,512)
Currency translation adjustment	(3,277)	1,734	4,216
Cash flow hedge	2,165	(3,986)	148
Variation of foreign currency basis spread	(8)	48	(3)
Share of other comprehensive income of equity affiliates, net amount	(208)	3,497	706
Other	(2)	(16)	(1)
Items potentially reclassifiable to profit and loss	(1,330)	1,277	5,066
Total other comprehensive income (net amount)	$ 1,107	$ (3,109)	$ (1,446)